Schedule of Revenue Related Party (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Related Party Balances And Transactions Schedule Of Revenue Related Party 1	$ 7,372
Related Party Balances And Transactions Schedule Of Revenue Related Party 2	539,130
Related Party Balances And Transactions Schedule Of Revenue Related Party 3	860,156
Related Party Balances And Transactions Schedule Of Revenue Related Party 4	(10,122)
Related Party Balances And Transactions Schedule Of Revenue Related Party 5	(550,945)
Related Party Balances And Transactions Schedule Of Revenue Related Party 6	(299,295)
Related Party Balances And Transactions Schedule Of Revenue Related Party 7	(2,750)
Related Party Balances And Transactions Schedule Of Revenue Related Party 8	(11,815)
Related Party Balances And Transactions Schedule Of Revenue Related Party 9	$ 560,861